Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Income Statement [Abstract]
Net loss per share of common stock- diluted	$ (0.53)	$ (0.80)
Weighted average shares of common stock outstanding - diluted	8,459,547	7,932,895